Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS:

A.	On January 5, 2026, the Company completed a registered direct offering utilizing the Form F-3 with an institutional investor for the purchase and sale of 850,000 Ordinary Shares and 650,000 pre-funded warrants to purchase 650,000 Ordinary Shares at a price of $1.00 per Ordinary Share and $0.99999 per pre-funded warrant, which is equal to the offering price per Ordinary Share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $1.5 million. As of the date of these financial statements, the pre-funded warrants have been exercised in full into 650,000 Ordinary Shares.

B.	On January 5, 2026, the Board of Directors approved the grant of an aggregate of 15,131 options to purchase ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan.

C.	On January 12, 2026, the Company completed a registered direct offering utilizing the Form F-3 with an institutional investor for the purchase and sale of 1,000,000 Ordinary Shares and 1,000,000 pre-funded warrants to purchase 1,000,000 Ordinary Shares at a price of $1.00 per Ordinary Share and $0.99999 per pre-funded warrant, which is equal to the offering price per Ordinary Share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $2.0 million. As of the date of these financial statements, the pre-funded warrants have been exercised in full into 1,000,000 Ordinary Shares.

D.	On March 1, 2026, the Board of Directors approved the increase in the pool of shares reserved under the Plan by an additional 2,500,000 million Ordinary Shares. As a result, the total number of Ordinary Shares reserved for future issuance under the Plan increased to 5,610,156 Ordinary Shares.

E.	On March 1, 2026, the Board of Directors (following the approval of compensation committee) approved the grant of an aggregate of 1,779,693 restricted share units (“RSUs”) to certain Plan Participants, as defined in and subject to the terms of the Plan, which grants were made upon the filing a registration statement on March 2, 2026 covering the increase in the pool of available shares under the Plan. Some of these grants are subject to the approval of the Company’s shareholders. The RSUs vest quarterly in equal amounts over a period of 1- 3 years.

F.	On March 1, 2026, the Board of Directors approved the increase of Chairman’s monthly fee to $20,000, which is subject to the approval of the Company’s shareholders

G.	On March 1st 2026, the Board of Directors approved the grant of 463,487 options to CEO of the Company, subject to the approval of the Company’s shareholders. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. In the event of M&A all unvested options shall fully vest immediately, All the other terms of the grant of the options shall be as set forth in the Plan.

H.	On March 1, 2026, the Board of Directors approved the grant of an aggregate of 36,315 options to purchase ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan.

I.	On March 24, 2026, the Company completed a registered direct offering utilizing the Form F-3 with institutional investors for the purchase and sale of 1,208,333 Ordinary Shares and 4,125,000 pre-funded warrants to purchase 4,125,000 Ordinary Shares at a price of $0.75 per Ordinary Share and $0.74999 per pre-funded warrant, which is equal to the offering price per Ordinary Share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $4.0 million. As of the date of these financial statements, the pre-funded warrants to purchase 85,000 Ordinary Shares have been exercised on a cashless basis.